DECONSOLIDATION OF GOLAR PARTNERS (Details) (USD $)								0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Golar LNG Partners	Dec. 31, 2012 Golar LNG Partners	Dec. 13, 2012 Golar LNG Partners		Dec. 13, 2012 Golar LNG Partners	Dec. 31, 2013 Golar LNG Partners	Dec. 31, 2012 Golar LNG Partners
Deconsolidation:
Investment at Carrying value									$ 809,000,000	$ 906,100,000
Investments, ownership percentage				41.40%	0.00%			32.60%
Equity in net assets of non-consolidated investees	350,918,000	367,656,000	22,529,000	344,858,000	362,064,000	362,799,000	[1]
Gain on loss of control								853,996,000
Fair value of investment in Golar Partners								$ 900,926,000 [2]

[1]	Subordinated unitsAs of December 13, 2012, we held 15.9 million units representing 100% of the subordinated units. Our holding in the subordinated units of Golar Partners have been accounted for under the equity method on the basis that the subordinated units are considered to be, in-substance, common stock for accounting purposes. The fair value on December 13, 2012, was determined based on the quoted market price of the listed common units as of the deconsolidation date but discounted principally for their non-tradability and subordinated dividend and liquidation rights during the subordination period. The subordination period will end on the satisfaction of various tests as prescribed in the Partnership Agreement, but will not end before March 31, 2016, except with our removal as the general partner. Upon the expiration of the subordination period, the subordinated units will convert into common units subject to passing certain conditions.
[2]	Fair value of investment in Golar PartnersOur residual interest in Golar Partners as of December 13, 2012 comprised of the following:(in thousands of $)As of December 13, 2012Common units (i) 346,950General Partner units and Incentive Distribution Rights ("IDRs") (ii) 191,177Subordinated units (iii) 362,799 900,926As of December 31, 2013, the carrying value of our total investment in Golar Partners is $809.0 million (2012: $906.1 million).(i) Common units (available-for-sale securities)As of December 13, 2012, we held 11.8 million common units representing 32.6% of the common units in issue, as a class. Our holding in the voting common units of Golar Partners have been accounted for under the guidance for available-for-sale securities on the basis that during the subordination period the common units have preferential dividend and liquidation rights. Accordingly, these securities are carried at fair value and any unrealized gains and losses on these securities are reflected directly in equity unless a gain is realized upon sale of these units or an unrealized loss is considered "other-than-temporary", in which case it is transferred to the statement of operations. Dividends received from its common units in Golar Partners during the subordination period will be recorded in the consolidated statement of operations in the line item "Dividend income".(ii) General Partner units and IDRsOur 2% general partner interest and 100% of the incentive distribution rights (IDRs) in Golar Partners have been accounted for as cost-method investments on the basis that the general partner interests have preferential liquidation and dividend rights during the subordination period. Our interest in the general partner units have been recorded at their fair value as of December 13, 2012, based on the share price of the publicly traded common units of Golar Partners but adjusted for restrictions over their transferability and reduction in voting rights. The fair value of the IDRs as of December 13, 2012 was determined using a Monte Carlo simulation method. This simulation was performed within the Black Scholes option pricing model then solved via an iterative process by applying the Newton-Raphson method for the fair value of the IDRs, such that the price of a unit output by the Monte Carlo simulation equalled the price observed in the market. The method took into account the historical volatility, dividend yield as well as the share price of the units as of the deconsolidation date.(iii) Subordinated unitsAs of December 13, 2012, we held 15.9 million units representing 100% of the subordinated units. Our holding in the subordinated units of Golar Partners have been accounted for under the equity method on the basis that the subordinated units are considered to be, in-substance, common stock for accounting purposes. The fair value on December 13, 2012, was determined based on the quoted market price of the listed common units as of the deconsolidation date but discounted principally for their non-tradability and subordinated dividend and liquidation rights during the subordination period. The subordination period will end on the satisfaction of various tests as prescribed in the Partnership Agreement, but will not end before March 31, 2016, except with our removal as the general partner. Upon the expiration of the subordination period, the subordinated units will convert into common units subject to passing certain conditions.